Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES:

The accompanying Financial Statements have been prepared in conformity with the U.S. GAAP. The significant accounting policies followed in the preparation of the Financial Statements are as follows:

A. Use of estimates:

The preparation of Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the Financial Statements, and the reported amounts of expenses during the reporting period.

Items subject to such estimates and assumptions include:

●	stock-based compensation expense;

●	fair value financial liabilities;

●	recognition, measurement, and disclosure of contingent liabilities;

●	Interest rate used for lease liability measurement.

As of the date of issuance of the Financial Statements, the Company is not aware of any material specific events or circumstances that would require it to update its estimates, judgments, or to revise the carrying values of its assets or liabilities. These estimates may change, as new events occur and additional information is obtained, and are recognized in the Financial Statements as soon as they become known. Actual results could differ from those estimates and any such differences may be material to the Company’s Financial Statements.

B. Foreign Currency

The currency of the primary economic environment in which the operations of the Company are conducted is the U.S. dollar (“USD”). The Company’s funding and expected revenues are mostly in USD. Thus, the functional currency of the Company is in USD.

Transactions and balances originally denominated in USD are presented at their original amounts. Balances in non-USD currencies are translated into USD using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-USD transactions and other items in the statements of income (indicated below), the following exchange rates are used: (i) for transactions – exchange rates at transaction dates or average exchange rates; and (ii) for other items (derived from non-monetary balance sheet items such as depreciation and amortization) – historical exchange rates. Currency transaction gains and losses are presented in financial expenses (income), net as appropriate. The functional currency of the Company is USD.

C. Property, Plant, and Equipment

Property and equipment are stated at cost. Depreciation is computed based on the straight-line method, over the estimated useful life of the assets.

Annual rates of depreciation are as follows:

%

Computers	33
R&D equipment	20
Furniture and office equipment	6-15
Leasehold Improvements	10

D. Inventory

Inventories are stated at the lower of cost or net realizable value. Inventory write-offs are provided to cover risks arising from slow-moving items, technological obsolescence, excess inventories, discontinued products, and for market prices lower than cost, if any.

The Company periodically evaluates the quantities on hand relative to historical and projected sales volume (which is determined based on an assumption of future demand and market conditions) and the age of the inventory. At the point of the loss recognition, a new lower cost basis for that inventory has been established.

Cost is determined for all types of inventory using the moving average cost method plus indirect costs.

E. Leases

The Company implemented Accounting Standards Update (“ASU”) 2016-02, Leases (Topic 842) (“ASU 2016-02”) using the modified retrospective approach for all lease arrangements as of such date. The Company leases office space and vehicles under operating leases.

Arrangements meeting the definition of a lease are classified as operating or financing leases and are recorded on the balance sheet as both a right of use asset and lease liability, calculated by discounting fixed lease payments over the lease term at the rate implicit in the lease or the Company’s incremental borrowing rate. Lease liabilities are increased by interest and reduced by payments each period, and the right of use asset is amortized over the lease term.

The lease liability was measured at the present value of the remaining lease payments, discounted using the Company’s incremental borrowing rate. The weighted-average rate applied was 9.60%. Right-of-use assets were measured at an amount equal to the lease liability.

For operating leases, interest on the lease liability and the amortization of the right of use asset result in straight-line rent expense over the lease term. Variable lease expenses are recorded when incurred.

F. Research and Development Costs.

Research and development expenses consist primarily of payroll, payroll related expenses, subcontractors, and materials. Costs are expensed as incurred.

G. Government Grants

The Company receives royalty-bearing grants from the Israeli Innovation Authority (“IIA”) for approved research and development projects Under Israeli law, royalties on the revenues derived from products and services developed using such grants, are payable to the Israeli Government.

The grants are linked to the exchange rate of the dollar to the New Israeli Shekel and bear interest of the Secured Overnight Financing Rate (“SOFR”) per year (SOFR is a benchmark interest rate which replaced LIBOR).

The amounts of grants received and recorded into income should be disclosed for each period presented. The research and development grants are presented in the statement of operations as an offset to related research and development expenses. Companies are required to pay royalties in connection with such grants at specified rates, up to the total dollar-linked amount of such grants. research and development (“R&D”). The Company did not generate sales as of December 31, 2024; therefore, no liability was recorded in these Financial Statements.

H. Finance Income and Expenses.

Finance income is composed of interest on deposits and revaluation of financial liabilities at fair value, while finance expenses are composed of the revaluation of certain financial liabilities at fair value, bank charges and net currency exchange rates differences.

I. Current Taxes

The current tax liability is measured using the tax rates and tax laws that have been enacted or substantively enacted by the reporting date as well as adjustments required in connection with the tax liability in respect of previous years. The Company has no tax liability due to its carry forward losses.

J. Share-Based Compensation.

Share-based compensation expenses related to employees, directors and subcontractors’ options or restricted share units (“RSU”) which recognized based on their fair value, which is based on the fair value of the underlying Ordinary Shares as to the de-minimis exercise price using the graded vesting method.

The Company recognizes compensation expense for grants of share-based awards to its employees based on the estimated fair value on the grant date. Compensation cost for awards is recognized over the requisite service period, which approximates the vesting period. Share-based compensation is included in research and development, selling and marketing and general and administrative expenses. Forfeitures of equity grants are recognized as incurred.

All issuances of stock options or other equity instruments to non-employees as consideration for goods or services received by the Company are accounted for based on the fair value of the equity instruments issued.

K. Warrants and Pre-Funded Warrants

The Company issues warrants and pre-funded warrants as part of its financing activities or compensation arrangements. Warrants are derivative financial instruments that entitle the holder to purchase a specified number of the Company’s Ordinary Shares at a predetermined exercise price. Warrants and pre-funded warrants issued by the Company may have various terms, including expiration dates, exercise prices, and conditions.

The Company classifies warrants as either equity or liabilities upon issuance, based on specific terms and conditions and in accordance with Accounting Standard Codification (“ASC”) 815, Derivatives and Hedging. Warrants and pre-funded warrants are classified as equity if they meet the criteria for equity classification outlined in ASC 815-40. Otherwise, warrants are classified as liabilities.

L. Severance

Israeli labor law generally requires payment of severance pay upon dismissal of an employee or upon termination of employment in certain other circumstances. The Company’s pension and severance pay liabilities are covered mainly by insurance policies. Pursuant to section 14 of the Israeli Severance Compensation Act, 1963 (“Section 14”), the Company’s employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, made in their name with insurance companies. Payments in accordance with Section 14 relieve the Company from any future severance payments in respect of those employees and, as such, the Company may only utilize the insurance policies for the purpose of paying severance pay.

M. Basic and Diluted Loss Per Share

Basic and diluted loss per share is calculated by dividing the loss attributable to equity holders of the Company by the weighted average number of Ordinary Shares and pre-funded warrants outstanding during the financial year, adjusted for Ordinary Shares and pre-funded warrants issued during the year, if applicable.

N. Fair Value Measurements

The Company measures and discloses fair value in accordance with the Financial Accounting Standards Board (“FASB”), ASC 820, Fair Value Measurements and Disclosures (“ASC 820”). ASC 820 defines fair value, establishes a framework and gives guidance regarding the methods used for measuring fair value, and expands disclosures about fair value measurements. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, there exists a three-tier fair-value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 – unadjusted quoted prices are available in active markets for identical assets or liabilities that the Company has the ability to access as of the measurement date.

Level 2 – pricing inputs are other than quoted prices in active markets that are directly observable for the asset or liability or indirectly observable through corroboration with observable market data.

Level 3 – pricing inputs are unobservable for the non-financial asset or liability and only used when there is little, if any, market activity for the non-financial asset or liability at the measurement date. The inputs into the determination of fair value require significant management judgment or estimation. Level 3 inputs are considered as the lowest priority within the fair value hierarchy.

This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value.

The fair value of cash is based on its demand value, which is equal to its carrying value. Additionally, the carrying value of all other short-term monetary assets and liabilities are estimated to be equal to their fair value due to the short-term nature of these instruments.

O. Concentration of Credit Risk

The Company maintains certain cash balances in a well-known Israeli banks and U.S based banks.

Part of the Company’s operating expenses are denominated in New Israeli Shekel (“NIS”), and therefore, subject to foreign currency risk.

P. Cash and Cash Equivalent

Cash equivalents are highly liquid investments that are readily convertible into cash, typically with an original maturity of three months or less from the date of purchase that are not restricted as to withdrawal or use and are readily convertible to known amounts of cash.

Restricted cash consists of funds that are contractually restricted to bank guarantee due to rental agreements. The Company has presented restricted cash separately from cash and cash equivalents in the balance sheets.

Bank deposits with maturities of more than three months, but less than one year, and which are not restricted are included in short-term deposits. Such deposits are stated at cost which approximates market value. As of December 31, 2024 and December 31, 2023, the Company had short-term deposits in the amounts of $0.7 million and $2.3 million, respectively.

Q. Segment Information

The Company has a single operating and reportable segment. The Company’s chief operating decision maker (“CODM”), who is the Chief Executive Officer, evaluates the performance of its business based on financial data consistent with the presentation in the accompanying Financial Statements for the purposes of making operating decisions, assessing financial performance, and allocating resources.

R. New accounting Pronouncements

Accounting Standards Adopted in 2024

In March 2023, the FASB issued Accounting Standard Updated No. 2023-01 “Lease (Topic 842)”. Topic 842 requires that entities determine whether a related party arrangement between entities under common control (hereinafter referred to as a common control arrangement) is a lease. If the arrangement is determined to be a lease, an entity must classify and account for the lease on the same basis as an arrangement with an unrelated party (on the basis of legally enforceable terms and conditions).That represents a change from the requirements of Topic 840, Leases, which required that an entity classify and account for an arrangement on the basis of economic substance when those terms and conditions were affected by the related party nature of the arrangement. The amendments in this Update affect all lessees that are a party to a lease between entities under common control in which there are leasehold improvements. The amendments apply to all entities (that is, public business entities, private companies, not-for-profit. The Company adopted ASU 2023-01 on January 1, 2024, its adoption did not have a material impact on the Financial Statements and related disclosures.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” which clarifies that contractual restrictions on equity security sales are not considered part of the security unit of account and, therefore, are not considered in measuring fair value. In addition, the restrictions cannot be recognized and measured as separate units of account. Disclosures on such restrictions are also required. The amendments are effective for Fiscal years beginning after December 15, 2023, and interim periods within those fiscal years on a prospectively basis. The Company expects that ASU 2022-03 will not have a material impact on its Financial Statements and related disclosures.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. This ASU expands public entities’ segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosures of a reportable segment’s profit or loss and assets. All disclosure requirements under ASU 2023-07 are also required for public entities with a single reportable segment. The ASU’s amendments are effective for all public entities for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. We are currently evaluating the impact of this pronouncement on our Financial Statements.

Accounting Pronouncements Issued but Not Yet Adopted

In December 2023, the FASB issued ASU 2023-08, Intangibles—Goodwill and Other—Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets, which addresses the accounting and disclosure requirements for certain crypto assets. This ASU requires entities to subsequently measure certain crypto assets at fair value, with changes in fair value recorded in net income in each reporting period. In addition, entities are required to provide additional disclosures about the holdings of certain crypto assets. The ASU’s amendments are effective for all entities holding assets that meet certain scope criteria for fiscal years beginning after December 15, 2024, including interim periods within those years. Early adoption is permitted for both interim and annual periods. If an entity adopts the amendments in an interim period, it must adopt them as of the beginning of the fiscal year that includes that interim period. We do not expect this pronouncement to have a material impact on our Financial Statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Under this ASU, public entities must annually (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold (if the effect of those reconciling items is equal to or greater than five percent of the amount computed by multiplying pretax income or loss by the applicable statutory income tax rate). This ASU’s amendments are effective for all entities that are subject to Topic 740, Income Taxes, for annual periods beginning after December 15, 2024, with early adoption permitted. We are currently evaluating the impact of this pronouncement on our disclosures.